FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Not later than three months [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	$ 179,777	$ 239,712
Trade and other accounts payables, current	1,317,418	1,285,233
Accounts payable to related entities, current	57	(229)
Other provisions, current		14
Other non-financial liabilities, current	29,057	42,467
Total current liabilities	1,526,331	1,567,596
Not later than three months [member] | Argentine peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	1	2
Trade and other accounts payables, current	234,358	228,069
Other non-financial liabilities, current	1,604	961
Total current liabilities	235,963	229,032
Not later than three months [member] | Brazilian real
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	31	59
Trade and other accounts payables, current	70,523	71,446
Other non-financial liabilities, current	859	976
Total current liabilities	71,413	72,481
Not later than three months [member] | Chilean peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	135,431	40,552
Trade and other accounts payables, current	280,405	312,921
Accounts payable to related entities, current	6
Other provisions, current
Other non-financial liabilities, current	1,332	5,836
Total current liabilities	417,174	359,309
Not later than three months [member] | Euro
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	259	87
Trade and other accounts payables, current	134,146	143,780
Other non-financial liabilities, current	1,375	3,206
Total current liabilities	135,780	147,073
Not later than three months [member] | U.S. dollar
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	43,919	198,996
Trade and other accounts payables, current	472,800	392,914
Accounts payable to related entities, current	51	(229)
Other non-financial liabilities, current	21,174	19,707
Total current liabilities	537,944	611,787
Not later than three months [member] | Other currency
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	136	16
Trade and other accounts payables, current	57,858	59,788
Other provisions, current		14
Other non-financial liabilities, current	1,772	11,159
Total current liabilities	119,443	134,992
Not later than three months [member] | Colombian peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	7,673	12,300
Other non-financial liabilities, current	941	622
Total current liabilities	8,614	12,922
Not later than three months [member] | Peruvian sol
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	2,487	11,759
Not later than three months [member] | Mexican peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	11,297	16,546
Not later than three months [member] | Pound sterling
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	45,096	35,269
Not later than three months [member] | Uruguayan peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	775	441
Later than three months and not later than one year [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	177,471	86,573
Trade and other accounts payables, current	50,312	20,908
Accounts payable to related entities, current
Other provisions, current	4,980	1,628
Other non-financial liabilities, current		50
Total current liabilities	232,763	109,159
Later than three months and not later than one year [member] | Argentine peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current
Trade and other accounts payables, current	2,335	7,315
Other non-financial liabilities, current
Total current liabilities	2,335	7,315
Later than three months and not later than one year [member] | Brazilian real
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	210	163
Trade and other accounts payables, current	653	37
Other non-financial liabilities, current		3
Total current liabilities	863	203
Later than three months and not later than one year [member] | Chilean peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	159,541	70,639
Trade and other accounts payables, current	44,438	10,991
Accounts payable to related entities, current
Other provisions, current	25	29
Other non-financial liabilities, current		1
Total current liabilities	204,004	81,660
Later than three months and not later than one year [member] | Euro
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	184	258
Trade and other accounts payables, current	887	41
Other non-financial liabilities, current
Total current liabilities	1,071	299
Later than three months and not later than one year [member] | U.S. dollar
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	17,460	15,504
Trade and other accounts payables, current	73	912
Accounts payable to related entities, current
Other non-financial liabilities, current
Total current liabilities	17,533	16,416
Later than three months and not later than one year [member] | Other currency
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	76	9
Trade and other accounts payables, current	309	120
Other provisions, current	4,955	1,599
Other non-financial liabilities, current		8
Total current liabilities	5,823	2,063
Later than three months and not later than one year [member] | Colombian peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	1,134	1,165
Other non-financial liabilities, current		38
Total current liabilities	1,134	1,203
Later than three months and not later than one year [member] | Peruvian sol
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	310	222
Later than three months and not later than one year [member] | Mexican peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	29	60
Later than three months and not later than one year [member] | Pound sterling
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	86	45
Later than three months and not later than one year [member] | Uruguayan peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	58
Later than one year and not later than three years [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	33,205	268,320
Accounts payable, non-current	114,097	70,145
Other provisions, non-current	49,420	45,834
Provisions for employees benefits, non-current	44,816	64,152
Total non-current liabilities	241,538	448,451
Later than one year and not later than three years [member] | Argentine peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other provisions, non-current	1,074	696
Total non-current liabilities	1,074	696
Later than one year and not later than three years [member] | Brazilian real
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	86	351
Other provisions, non-current	27,532	26,872
Total non-current liabilities	27,618	27,223
Later than one year and not later than three years [member] | Chilean peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	1,512	180,150
Accounts payable, non-current	41,456	47,752
Provisions for employees benefits, non-current	44,816	64,152
Total non-current liabilities	87,784	292,054
Later than one year and not later than three years [member] | Euro
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	135	427
Other provisions, non-current	10,820	11,736
Total non-current liabilities	10,955	12,163
Later than one year and not later than three years [member] | U.S. dollar
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	31,413	87,280
Accounts payable, non-current	71,339	21,051
Provisions for employees benefits, non-current	9,739	6,252
Total non-current liabilities	112,491	114,583
Later than one year and not later than three years [member] | Other currency
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	59	112
Accounts payable, non-current	1,302	1,342
Total non-current liabilities	1,361	1,454
Later than one year and not later than three years [member] | Colombian peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other provisions, non-current	255	278
Total non-current liabilities	255	278
Later than three years and not later than five years [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	15,375	4,250
Accounts payable, non-current	1,451	1,390
Other provisions, non-current
Provisions for employees benefits, non-current
Total non-current liabilities	16,826	5,640
Later than three years and not later than five years [member] | Argentine peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other provisions, non-current
Total non-current liabilities
Later than three years and not later than five years [member] | Brazilian real
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current
Other provisions, non-current
Total non-current liabilities
Later than three years and not later than five years [member] | Chilean peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	896	1,320
Accounts payable, non-current	1,451	1,390
Provisions for employees benefits, non-current
Total non-current liabilities	2,347	2,710
Later than three years and not later than five years [member] | Euro
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	90
Other provisions, non-current
Total non-current liabilities	90
Later than three years and not later than five years [member] | U.S. dollar
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	14,389	2,930
Accounts payable, non-current
Provisions for employees benefits, non-current
Total non-current liabilities	14,389	2,930
Later than three years and not later than five years [member] | Other currency
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current
Accounts payable, non-current
Total non-current liabilities
Later than three years and not later than five years [member] | Colombian peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other provisions, non-current
Total non-current liabilities
Later than five years [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	359,623	403,841
Accounts payable, non-current	342	241
Other provisions, non-current
Provisions for employees benefits, non-current
Total non-current liabilities	359,965	404,082
Later than five years [member] | Argentine peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other provisions, non-current
Total non-current liabilities
Later than five years [member] | Brazilian real
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current
Other provisions, non-current
Total non-current liabilities
Later than five years [member] | Chilean peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	355,636	398,199
Accounts payable, non-current	342	241
Provisions for employees benefits, non-current
Total non-current liabilities	355,978	398,440
Later than five years [member] | Euro
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current
Other provisions, non-current
Total non-current liabilities
Later than five years [member] | U.S. dollar
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	3,987	5,642
Accounts payable, non-current
Provisions for employees benefits, non-current
Total non-current liabilities	3,987	5,642
Later than five years [member] | Other currency
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current
Accounts payable, non-current
Total non-current liabilities
Later than five years [member] | Colombian peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other provisions, non-current
Total non-current liabilities